Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019	Oct. 31, 2018
Financial assets
Interest-bearing deposits with banks	$ 31,331	$ 38,345
Trading
Trading securities	145,015	146,534
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	324,187	306,961
Loans	629,940	618,856
Derivatives
Derivatives	93,982	101,560
Deposits
Personal	302,002	294,732
Business and government	569,236	565,482
Bank	31,046	25,791
Other
Obligations related to securities sold short	35,624	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	254,391	226,586
Derivatives
Total derivatives	94,611	98,543
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(542)	(710)
Financial assets	(542)	(710)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(542)	(710)
Financial liabilities	(542)	(710)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	59,873	57,801
Investment
Investment securities	169	252
Derivatives
Total gross derivatives, assets	2,557	2,853
Other assets	1,339	1,119
Financial assets	63,938	62,025
Other
Obligations related to securities sold short	17,544	20,512
Derivatives
Total gross derivatives, liabilities	2,560	2,675
Other liabilities	57	102
Financial liabilities	20,161	23,289
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	19,151	22,283
Trading
Trading securities	83,830	87,433
Investment
Investment securities	76,817	56,960
Assets purchased under reverse repurchase agreements and securities borrowed	261,216	246,068
Loans	10,832	9,294
Derivatives
Total gross derivatives, assets	91,438	98,994
Other assets	1,634	1,960
Financial assets	544,918	522,992
Deposits
Personal	16,966	17,378
Business and government	117,832	111,540
Bank	3,450	3,032
Other
Obligations related to securities sold short	18,080	14,557
Obligations related to assets sold under repurchase agreements and securities loaned	247,170	218,612
Derivatives
Total gross derivatives, liabilities	91,340	95,418
Other liabilities	(1,529)	(1,280)
Financial liabilities	493,309	459,257
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,312	1,300
Investment
Investment securities	478	474
Loans	995	680
Derivatives
Total gross derivatives, assets	529	423
Other assets	80	77
Financial assets	3,394	2,954
Deposits
Personal	268	156
Derivatives
Total gross derivatives, liabilities	1,253	1,160
Other liabilities	59	60
Financial liabilities	1,580	1,376
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	13,923	14,655
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	6,361	5,474
Investment
Investment securities	976	657
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	13,445	11,282
Investment
Investment securities	3,514	2,898
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	774	2,050
Investment
Investment securities	126	210
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	31,557	39,584
Investment
Investment securities	34,958	20,666
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	55	58
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	3,600	2,786
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	3,154	3,710
Investment
Investment securities	4,148	4,251
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	498	482
Investment
Investment securities	2,866	2,675
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	27	27
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,397	1,333
Investment
Investment securities	828	849
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	2	2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 1 [member]
Trading
Trading securities		1
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	25,342	23,643
Investment
Investment securities	22,449	17,537
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	19	21
Investment
Investment securities	158	153
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	41,576	38,309
Investment
Investment securities	43	42
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,076	1,925
Investment
Investment securities	185	127
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	1,236	1,219
Investment
Investment securities	293	294
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	6,893	7,300
Total gross fair value [member] | Interest rate contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	1	1
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	46,500	46,095
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	422	349
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	32,273	40,768
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	68	48
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	219	169
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,556	2,852
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	13,154	12,674
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	36	11
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(708)	(712)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	3	15
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	39,622	39,165
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	1,032	934
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	34,373	40,183
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	43	27
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	393	282
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	2,560	2,675
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	17,026	15,776
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	191	206
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(74)	12
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(13)	(7)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	19,151	22,283
Trading
Trading securities	145,015	146,534
Investment
Investment securities	77,464	57,686
Assets purchased under reverse repurchase agreements and securities borrowed	261,216	246,068
Loans	11,827	9,974
Derivatives
Total gross derivatives, assets	94,524	102,270
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(542)	(710)
Derivatives	93,982	101,560
Other assets	3,053	3,156
Financial assets	611,708	587,261
Deposits
Personal	17,234	17,534
Business and government	117,832	111,540
Bank	3,450	3,032
Other
Obligations related to securities sold short	35,624	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	247,170	218,612
Derivatives
Total gross derivatives, liabilities	95,153	99,253
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(542)	(710)
Total derivatives	94,611	98,543
Other liabilities	(1,413)	(1,118)
Financial liabilities	514,508	483,212
Recurring [member] | Level 3 [member]
Derivatives
Financial assets	2,141	1,794	$ 1,841	$ 1,824
Derivatives
Financial liabilities	(327)	(216)	$ (143)	$ (453)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	20,284	20,129
Investment
Investment securities	976	657
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	13,445	11,282
Investment
Investment securities	3,514	2,898
Recurring [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Trading
Trading securities	32,386	41,692
Investment
Investment securities	35,084	20,876
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	6,754	6,496
Investment
Investment securities	4,148	4,251
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	498	482
Investment
Investment securities	2,893	2,702
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,399	1,335
Investment
Investment securities	828	849
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	25,361	23,665
Investment
Investment securities	22,607	17,690
Recurring [member] | Equity securities [member]
Trading
Trading securities	44,888	41,453
Investment
Investment securities	521	463
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	6,893	7,300
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	46,923	46,445
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	32,341	40,816
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	219	169
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	15,746	15,537
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(705)	(697)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	40,654	40,099
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	34,416	40,210
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	393	282
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	19,777	18,657
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (87)	$ 5